Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 28, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000798244
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 28, 2012
Prospectus Date	rr_ProspectusDate	Dec 29, 2011

MFS New Discovery Fund (Prospectus Summary): | MFS New Discovery Fund
MFS New Discovery Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

Certain MFS® Funds

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
MFS New Discovery Fund (Prospectus Summary): | MFS New Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS New Discovery Fund
Supplement Text	ck0000798244_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

Certain MFS® Funds

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS New Discovery Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDAX
MFS New Discovery Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDJX
MFS New Discovery Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EANDX
MFS New Discovery Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBNDX
MFS New Discovery Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECNDX
MFS New Discovery Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDBX
MFS New Discovery Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDCX
MFS New Discovery Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDIX
MFS New Discovery Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDGX
MFS New Discovery Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDRX
MFS New Discovery Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDHX
MFS New Discovery Fund | R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDKX

MFS Research International Fund (Prospectus Summary): | MFS Research International Fund
MFS Research International Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

Certain MFS® Funds

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
MFS Research International Fund (Prospectus Summary): | MFS Research International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS Research International Fund
Supplement Text	ck0000798244_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

Certain MFS® Funds

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Research International Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSAX
MFS Research International Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSJX
MFS Research International Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EARSX
MFS Research International Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBRIX
MFS Research International Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECRIX
MFS Research International Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRIBX
MFS Research International Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRICX
MFS Research International Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSIX
MFS Research International Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSGX
MFS Research International Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSRX
MFS Research International Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSHX
MFS Research International Fund | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSKX

MFS Value Fund (Prospectus Summary): | MFS Value Fund
MFS Value Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

Certain MFS® Funds

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
MFS Value Fund (Prospectus Summary): | MFS Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS Value Fund
Supplement Text	ck0000798244_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

Certain MFS® Funds

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Value Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIAX
MFS Value Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIJX
MFS Value Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAVLX
MFS Value Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBVLX
MFS Value Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECVLX
MFS Value Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFEBX
MFS Value Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEICX
MFS Value Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIIX
MFS Value Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIGX
MFS Value Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVRRX
MFS Value Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIHX
MFS Value Fund | R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIKX